Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Income Taxes
Income Taxes

In projecting the Company’s income tax expense for the year ended December 31, 2017 management has concluded it is not likely to recognize the benefit of its deferred tax asset, net of deferred tax liabilities, and as a result a full valuation allowance will be required. As such, no income tax benefit has been recorded for the three-month and six-month periods ended June 30, 2017 or 2016.

At December 31, 2016, December 31, 2015 and November 30, 2015, the Company has operating loss carryforwards of $230,564, $221,396 and $217,669, respectively, which begin to expire in 2033. We believe that it is more likely than not that the benefit from our operating loss carryforwards will not be realized. In recognition of this risk, we have provided a valuation allowance on the deferred tax assets relating to these operating loss carryforwards of $87,614, $77,489 and $76,184 for the periods ended December 31, 2016, December 31, 2015 and November 30, 2015, respectively. In assessing the recovery of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible.  Management considers the scheduled reversals of future deferred tax assets, projected future taxable income, and tax planning strategies in making this assessment.

The Company’s effective tax rate benefit for the year ended December 31, 2016 was .01% and was a result of the amortization of the debt discount on the convertible note payable-related party. For the year ended December 31, 2016, there was a $78,943 deferred tax liability associated with the beneficial conversion feature on the convertible note payable-related party.  For additional information, see Note 6 “Convertible Notes Payable-Related Party.”